Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade payables
Third parties	$ 362,741	$ 294,255
Total trade payables	363,012	295,028
Other payables
Dividends payable	438	261	$ 567	$ 639
Other payables, total	127,326	85,292
Classification by maturity:
Trade and other current payables	457,441	367,204
Trade and other non-current payables	32,897	13,116
Total trade and other payables	490,338	380,320
Sociedad Minera Cerro Verde S.A.A.
Classification by maturity:
Total trade and other payables	23,500	38,800
Financial payables [Member]
Classification by maturity:
Total trade and other payables	457,832	358,789
Related entities [Member]
Trade payables
Related entities	271	773
Other payables
Other payables, total	342	251
Non financial payables [Member]
Classification by maturity:
Total trade and other payables	32,506	21,531
Dividends payable [Member]
Other payables
Other payables, total	438	261
Other liabilities [Member]
Other payables
Other payables, total	5,193	359
Interest payable [Member]
Other payables
Other payables, total	18,822	13,915
Taxes Payable [Member]
Other payables
Other payables, total	15,767	16,256
Royalties Payable to the Peruvian State Government [Member]
Other payables
Other payables, total	16,739	5,275
Remuneration and similar benefits payable [Member]
Other payables
Other payables, total	$ 70,025	$ 48,975